Intangible assets, net (Tables)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Intangible assets, net
Summary of intangible assets

	As of March 31,
	2022	2021
Software	$6,073,217	$5,867,028
Courseware	32,954,121	31,835,306
Copyrights	13,275,393	10,850,212
	52,302,731	48,552,546
Less: accumulated amortization	(36,970,335)	(28,136,085)
Intangible assets, net	$15,332,396	$20,416,461

	As of March 31,
	2021	2020
Software	$5,867,028	$5,441,560
Courseware	31,835,306	25,998,130
Copyrights	10,850,212	4,064,869
	48,552,546	35,504,559
Less: accumulated amortization	(28,136,085)	(19,738,351)
Courseware development in progress	—	3,528,532
Intangible assets, net	$20,416,461	$19,294,740

Schedule of amortization amount of intangible asset

2023	$6,333,619
2024	3,749,795
2025	2,911,762
2026	2,048,788
Thereafter	288,432
Total	$15,332,396

2022	$7,462,511
2023	5,723,772
2024	3,227,672
2025	2,418,091
Thereafter	1,584,415
Total	$20,416,461